Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Equity
Share capital, shares outstanding (in shares)	144,247,697	142,197,697
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05